May 15, 2024
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund
The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years

Class A

Return Before Taxes	6/30/2010	9.10%	0.91%	0.38%

Return After Taxes on Distributions		7.11	-0.35	-0.90

Return After Taxes on Distributions and Sale of Fund Shares		5.32	0.16	-0.27

Class C	6/30/2010	12.02	0.97	0.18

Class R	6/30/2010	13.58	1.47	0.53

Class Y	6/30/2010	13.94	2.01	1.07

Class R5	5/24/2019	13.98	2.06[1]	0.96[1]

Class R6	9/28/2012	14.19	2.14	1.17

JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)[2]		12.70	1.14	0.09

Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)[2]		5.72	-1.56	-0.79

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund as they have different expenses.
2
Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-US Index to reflect that the Bloomberg Global Aggregate ex-US Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.